GENERAL (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of General Information About Financial Statements Abstract
Schedule of subsidiaries
Name	Holding percentage as of December 31,		Held By	Country of incorporation
	2024	2023

SatixFy Israel Ltd.	100%	100%	the Company	Israel
SatixFy UK	100%	100%	the Company	England and Wales
SatixFy Bulgaria	100%	100%	SatixFy UK	Bulgaria
SatixFy US LLC	100%	100%	the Company	USA
Endurance	100%	100%	the Company	Cayman Islands
Name	Holding percentage as of December 31,		Held By	Country of incorporation
	2024	2023
Jet Talk	51%	51%	SatixFy UK	UK